Note 07 - Recoverable Taxes (Table)	9 Months Ended
Sep. 30, 2011
Recoverable Taxes
Recoverable Taxes [Table Text Block]

	September 30, 2011	December 31, 2010

Local:
Domestic value-added tax (ICMS) (1)	2,922	3,022
PASEP/COFINS (2)	6,989	6,885
Income tax and social contribution	1,220	1,265
Foreign value-added tax (IVA)	27	42
Other recoverable taxes	594	453

	11,752	11,667

Less: Long-term recoverable taxes	(5,067)	(6,407)

Current recoverable taxes	6,685	5,260

(1) Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset against taxes of the same nature.

(2) Composed of credits arising from non-cumulative collection of welfare taxes denominated as PASEP and COFINS, which can be compensated with other federal taxes payable.